Income Taxes - Unused Tax Losses (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 57,990	¥ 32,985
Less than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	1,112	792
One to five years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	3,725	1,741
After five years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	34,812	12,965
No expiration date [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses	¥ 18,341	¥ 17,487